January 5, 2016

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:                 Allianz Funds (Reg. 33-36528) (811-6161) (the “Trust”) Post-Effective Amendment No. 180 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 to submit an exhibit in interactive data form with risk/return summary information from the post-effective amendment to the Trust’s registration statement filed on December 14, 2015.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing should be directed to Angela Borreggine at (212) 739-3213.

Very truly yours,

/s/ Angela Borreggine
Angela Borreggine
Director and Senior Counsel

cc: Ropes & Gray LLP

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

212.739.3000